Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 8,165,509,482	$ 7,032,543,261
Investments in fully benefit-responsive investment contracts at contract value	761,085,480	688,059,315
Notes receivable from participants	39,060,714	35,591,211
Other – principally due from broker	5,929,112	3,433,090
Total assets	8,971,584,788	7,759,626,877
Liabilities
Other – principally due to broker	8,103,508	4,178,843
Total liabilities	8,103,508	4,178,843
Net assets available for benefits	$ 8,963,481,280	$ 7,755,448,034